Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Jun. 30, 2022
Office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of useful life or lease term